Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GENTIUM S.P.A.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,038,483
Amendment Flag	false
Entity Central Index Key	0001314755
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Condensed Consolidated Balance Sheets (June 30, 2013 Unaudited) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	€ 16,154	€ 12,485
Accounts receivable	6,086	4,870
Accounts receivable from related parties, net of allowance of €765 as of December 31, 2012 and June 30, 2013	422	216
Inventories, net of allowance of €332 and €290 as of December 31, 2012 and June 30, 2013, respectively	2,597	1,990
Prepaid expenses and other current assets	1,719	1,428
Total Current Assets	26,978	20,989
Property, manufacturing facility and equipment, net	7,332	7,449
Intangible and other non-current assets	220	200
Total Assets	34,530	28,638
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	6,394	4,453
Accounts payable to related parties	7	5
Accrued expenses and other current liabilities	1,945	1,739
Deferred revenues	47	163
Current maturities of long-term debt	360	409
Total Current Liabilities	8,753	6,769
Long-term debt, net of current maturities	960	1,135
Termination indemnities	312	384
Total Liabilities	10,025	8,288
Shareholders’ Equity:
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2012 and June 30, 2013; 15,038,483 and 15,173,467 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively)	109,629	112,421
Accumulated deficit	(85,124)	(92,071)
Total Shareholders' Equity	24,505	20,350
Total Liabilities and Shareholders’ Equity	€ 34,530	€ 28,638

Condensed Consolidated Balance Sheets (June 30, 2013 Unaudited) (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance of accounts receivables (in Euro)	€ 0	€ 27
Allowance of accounts receivable from related parties (in Euro)	765	765
Allowance of inventories (in Euro)	€ 290	€ 332
Shares authorized	19,656,317	19,656,317
Shares issued	15,173,467	15,038,483
Shares outstanding	15,173,467	15,038,483

Condensed Consolidated Statements of Operations (June 30, 2013 Unaudited) (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Total Revenues	€ 10,234	€ 8,512	€ 18,334	€ 14,168
Operating costs and expenses:
Cost of goods sold	1,883	1,459	2,613	2,284
Research and development	3,556	3,017	6,914	5,191
Selling, general and administrative	2,603	2,933	5,557	5,945
Charges from related parties	47	54	95	106
Depreciation and amortization	253	252	507	498
Total costs and expenses	8,342	7,715	15,686	14,024
Operating income	1,892	797	2,648	144
Foreign currency exchange gain, net	8	62	21	5
Interest income, net	57	34	96	74
Income before income tax	1,957	893	2,765	223
Income tax expense	(106)	(74)	(120)	(312)
Net Income/(Loss)	1,851	819	2,645	(89)
Basic (in Euro per share)	€ 0.12	€ 0.05	€ 0.18	€ (0.01)
Diluted (in Euro per share)	€ 0.12	€ 0.05	€ 0.17	€ (0.01)
Basic (in Shares)	15,145,353	15,018,345	15,112,245	15,004,081
Diluted (in Shares)	15,615,001	15,676,953	15,699,110	15,004,081
API [Member]
Revenues:
Product sales	1,870	1,607	2,916	2,327
NPP [Member]
Revenues:
Product sales	7,769	6,418	14,258	11,350
Total [Member]
Revenues:
Product sales	9,639	8,025	17,174	13,677
Other revenues	28	44	123	48
Other revenues from related parties	€ 567	€ 443	€ 1,037	€ 443

Condensed Consolidated Statements of Cash Flows (June 30, 2013 Unaudited) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows From Operating Activities:
Net income/(loss)	€ 2,645	€ (89)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Unrealized foreign exchange loss, net	21	30
Release of inventory reserve, net	(42)	(630)
Depreciation and amortization	718	723
Stock-based compensation	894	958
Gain on fixed assets disposal	(6)
Provisions for income taxes	120	311
Accounts receivable	(1,272)	(951)
Inventories	(565)	(100)
Prepaid expenses and other current and non-current assets	(286)	(122)
Accounts payable, accrued expenses and income tax payables	1,596	1,065
Deferred revenues	(116)	(494)
Termination indemnities	(71)	9
Net cash provided by operating activities	3,636	710
Cash Flows From Investing Activities:
Capital expenditures	(340)	(263)
Proceeds from sale of equipment	10
Net cash used in investing activities	(330)	(263)
Cash Flows From Financing Activities:
Proceeds from stock options exercise, net	616	185
Repayment of long-term debt	(224)	(260)
Principal payments of capital lease obligations		(21)
Net cash provided by/(used in) financing activities	392	(96)
Increase in cash and cash equivalents	3,698	351
Effect of exchange rate on cash and cash equivalents	(29)	(19)
Cash and cash equivalents, beginning of period	12,485	9,990
Cash and cash equivalents, end of period	16,154	10,322
Supplemental disclosure of cash flow information:
Cash paid for interest	10	26
Cash paid for income taxes	11
Supplemental disclosure of non cash investing and financing activities:
Offset non-cash assets and liabilities	€ 116	€ 275

Note 1 - Business and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.     BUSINESS AND BASIS OF PRESENTATION

 Basis of Presentation:     Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single- and double-stranded DNA extracted from pig intestines.  Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno occlusive, or VOD, a condition that occurs when veins in the liver are blocked as a result of certain cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation.  Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide for the treatment and prevention of VOD has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, and the European Medicines Agency, or EMA, which means that we will have limited market exclusivity upon regulatory approval, if any. Defibrotide for the treatment and prevention of VOD has also been granted “orphan” status by the Korean Food and Drug Administration, or KFDA. In addition, defibrotide has also been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation. To the best of our knowledge, there are no FDA and EMA approved treatments for this life-threatening disease.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD. We also have an ongoing study for the treatment of hepatic VOD through our Investigational New Drug, or IND, protocol.  While we have not yet obtained regulatory approval to market defibrotide, we are permitted to distribute defibrotide on a pre-approval basis throughout the U.S. pursuant to our IND protocol, which we refer to as our cost recovery program, and throughout the rest of the world on a named patient basis, which we refer to as our named-patient program. We expect to collect additional usage tolerability and safety data from patients of our cost recovery and named-patient programs to support our regulatory filings.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval of, and are subject to ongoing oversight by, the FDA, in the United States, the EMA, in the EU, and comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain, may take many years and may involve the expenditure of substantial resources.

On May 10, 2011, we announced the filing of our Marketing Authorization Application, or MAA, under a centralized procedure with the EMA for defibrotide for the treatment and prevention of VOD in adults and children.  On March 21, 2013, the EMA’s Committee for Medicinal Products for Human Use, or CHMP, expressed a negative opinion for the approval of our MAA.  On June 4, 2013, we requested a re-examination of the negative opinion given by the EMA’s CHMP regarding the MAA for defibrotide. On July 26, 2013, the EMA’s CHMP adopted a positive opinion for defibrotide, recommending a marketing authorization for defibrotide, under exceptional circumstances, for the treatment of severe hepatic veno-occlusive disease in patients undergoing hematopoietic stem cell transplantation therapy. The European Commission, or EC, will review the positive recommendation from the CHMP, and make a final decision on granting the marketing authorization. Gentium expects a final decision within three months, in accordance with the current European regulatory legislation. If approved, defibrotide will be commercialized under the brand name DEFITELIO®.

On July 6, 2011, we announced the filing of our new drug application, or NDA, with the FDA for defibrotide for the treatment of hepatic VOD in adults and children undergoing hematopoietic stem-cell transplantation.  On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets.  We have been working with contract research organizations or CROs, and consultants to address the issues raised by the FDA and plan to resubmit our NDA in 2013.

We have entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A.) to commercialize defibrotide for the treatment and prevention of VOD in North America, Central America and South America (collectively, the “Americas”) upon FDA approval, if any.  Pursuant to the terms of this license agreement, between 2001 and 2010 we received US$ 11.35 million in milestone payments.  We are entitled to an additional payment of US$ 6.0 million following regulatory approval from the FDA to market defibrotide in the U.S., and a further US$ 2.0 million payment following the transfer of the approved NDA to Sigma-Tau.  In addition, in connection with such agreement, Sigma-Tau has agreed to reimburse us with certain costs associated with the development of defibrotide. We continue to work with Sigma-Tau on our U.S. regulatory strategy.

On July 3, 2013, we entered into an agreement with EG S.p.A., a subsidiary of the Stada Group, whereby we agreed to (i) sell the Italian marketing authorization for Genkinase and (ii) supply EG S.p.A. and Crinos S.p.A., another subsidiary of the Stada Group, urokinase (the active pharmaceutical ingredient of Genkinase) for a period of five year.  In connection with this agreement, Crinos has agreed to waive its right to royalty payments equal to 1.5% of the net sales of defibrotide in Europe for seven years following our receipt of a marketing authorization for defibrotide from the European Medicines Agency, the rights of which Crinos S.p.A. had previously acquired pursuant to an agreement with us in 2006.

In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as headquarters for our commercial operations and on January 2, 2012, we appointed Gentium GmbH as our exclusive distributor worldwide, except in the Americas.  We have entered into license and/or supply and distribution agreements with specialized regional partners to distribute defibrotide, including on a named-patient basis, in the following territories: the Asian Pacific, the Middle East and North Africa, Europe, the Nordics and Baltics, Turkey, Israel and the Palestinian Authority.  Certain of these regional partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any. We plan to distribute defibrotide in major European countries upon regulatory approval, if any, on our own.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase, sodium heparin and sulglicotide. These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form, defibrotide, at Patheon’s manufacturing facility.  We believe that we are the sole worldwide producer of defibrotide. Our operating assets are located in Italy. The accompanying unaudited consolidated financial statements as of June 30, 2013 and for the three and six months ended June 30, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. These consolidated financial statements are denominated in the currency of the European Union (the Euro or €). Unless otherwise indicated, all amounts are reported in thousands of Euro, except share and per share data.

Certain reclassifications have been made to the previously issued consolidated statements of operations for the three- and six-month periods ended June 30, 2012 for comparability purposes. These reclassifications had no effect on the reported net income, stockholders' equity, and operating cash flow previously reported.

Note 2 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation:  Our unaudited condensed consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH.  All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates:    The preparation of condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles, or GAAP, which are unaudited, requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of only normal recurring accruals necessary for a fair statement of our financial position, results of operations, and cash flows. The information included in this form should be read in conjunction with our consolidated financial statements and the accompanying notes included in our Annual Report on Form 20-F for the year ended December 31, 2012. Our accounting policies are described in the Notes to the Consolidated Financial Statements in our 2012 Annual Report on Form 20-F and updated, as necessary, in this Form 6-K. The year-end balance sheet data presented for comparative purposes was derived from audited consolidated financial statements, but this Form 6-K does not contain all disclosures required by U.S. GAAP.  The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Segment information:  The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates.  The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents:   Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.

Concentration of Credit Risk and Other Risks and Uncertainties: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary bank institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured.   As of June 30, 2013, our top two customers accounted for approximately 64% and 13% of our accounts receivable, respectively. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. Dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the six-month period ended June 30, 2013, our top three customers accounted for 49%, 13% and 8% of our product sales, respectively. For the six-month period ended June 30, 2012, our top three customers accounted for 47%, 11% and 9% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Accounts receivable:  Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies.  Accounts receivable are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts.  Estimates for distributors’ fees are based on contractual terms.  Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances.  Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and cost recovery programs.  Inventories are stated at the lower of cost or market, with cost determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory, which costs had previously been expensed as research and development expenses.  Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecasted product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred, and will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration.  Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Manufacturing Facility and Equipment:    Property, manufacturing facility and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property, manufacturing facility and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made.  Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful life of the respective assets, which are summarized as follows:

Asset Category	Useful Lives - Years
Buildings	20
Plant and Machinery	10	to	15
Industrial Equipment	10
Furniture and Fixtures	5	to	10
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Computer Software:   We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and amortized over the estimated useful life of the software.

Intangibles:    Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment of Long-lived Assets, including Intangibles:  The Company’s long-lived assets consist primarily of manufacturing facility and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition:   We sell defibrotide through distributors pursuant to our named-patient and cost recovery programs, and we sell APIs to pharmaceutical companies that use our APIs to make finished formulations of various drugs. We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

•
Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are recorded at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our balance sheets.

•
Cash discounts: From time to time, we may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified as accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenue from collaborative arrangements generally includes manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development:    Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Taxes:     The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the ability to realize our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.   As of June 30, 2013, we have provided a full valuation allowance against our deferred tax assets as recoverability was uncertain. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign currency transactions:     The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-Based Compensation:     The Company recognizes stock-based compensation at fair value.  Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

The fair value of the stock options is estimated on the date of grant date using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the Euro and the US Dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments.

Earnings Per Share: Basic net earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options is not assumed if the result is anti-dilutive, such as when a loss is reported.

Recently Adopted Accounting Standards

In February 2013, the FASB issued guidance requiring presentation of amounts reclassified from each component of accumulated other comprehensive income. In addition, disclosure is required of the effects of significant reclassifications on income statement line items, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. For public entities, this guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance did not have any impact on our consolidated financial statements.

Recently Issued Accounting Standards

In March 2013, the FASB issued guidance to clarify when to release cumulative foreign currency translation adjustments when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendment is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied prospectively to derecognition events occurring after the effective date. Early adoption is permitted. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires the netting of unrecognized tax benefits (UTBs) against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. UTBs are required to be netted against all available same-jurisdiction losses or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the UTBs. ASU 2013-11 is effective for us for interim and annual periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

Note 3 - Related Parties	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.    RELATED PARTIES

Historically, the Company had significant relationships with two privately owned Italian companies: F3F S.r.l. (formerly FinSirton S.p.A.) and its formerly wholly owned subsidiary, Sirton Pharmaceuticals S.p.A. (now Vifarma S.p.A.).  F3F S.r.l., the parent company, remains one of the Company’s largest shareholders (with 16.8% ownership at June 30, 2013) and was originally the Company’s sole shareholder. The Company’s former Chief Executive Officer and Chairperson, Dr. Laura Ferro, may be deemed to control F3F S.r.l. and serves as a member of our board of directors.  In addition, Dr. Ferro previously served as a member of Sirton’s (now Vifarma’s) Board of Directors.

Sirton (now Vifarma S.p.A.) was put into liquidation and, on June 28, 2010, Sirton was admitted by the Court of Como to a composition with creditors’ proceeding ("concordato preventivo").  The composition with creditors was approved on February 3, 2011. At that time, Sirton’s (now Vifarma S.p.A.) assets were acquired by a third party, as approved by the Court of Como. A liquidator has been appointed to manage the liquidation process and the distribution of proceeds received from the sale of Sirton’s (now Vifarma S.p.A.) assets to Sirton’s (now Vifarma S.p.A.) creditors. Although the distribution allocation has not yet been finalized, we understand that the liquidator may propose to satisfy the amounts due to secured creditors in full, with a payout distribution of 18.26% to all unsecured creditors. Our net exposure to Sirton (now Vifarma S.p.A.) at the date of the admission to the composition with creditors (June 28, 2010) was €850. If the preliminary indication from the liquidator is confirmed we may collect 18.26% or €155 of the receivables outstanding on the date of the admission to the composition with creditors.  In 2012, we received a partial payment of €85. In prior years, due to the uncertainty of the final distribution to creditors from the sales of Sirton’s (now Vifarma S.p.A.) assets, we established an allowance for doubtful accounts of €850, which represents our exposure against Sirton (now Vifarma S.p.A.). In 2012, in connection with the partial payment received, we released €85 of the allowance. As of June 30, 2013, we still maintain an allowance of €765, which represents our exposure against Sirton (now Vifarma S.p.A.).

On January 1, 2012, we entered into a commercial lease with F3F S.r.l. The area leased is approximately 4,800 square meters in size and is used for offices, manufacturing, laboratories and storage facilities. The lease provides for an annual fee of €185 for the initial six-year term, which may be adjusted annually based on the cost of living index, and, in the event that we exercise our six-year renewal option, €215 on an annual basis, subject to cost of living adjustments.

Expenses under these operating leases for the six-month period ended June 30, 2013 and June 30, 2012 amounted to €95 and €92, respectively.

For the three- and six-month periods ended June 30, 2012 and 2013, the Company had the following transactions with F3F S.r.l.:

	Three-month period ended June 30,		Six-month period ended June 30,
	2012	2013	2012	2013

Charges from related party	54	47	106	95
Total	€54	€47	€106	€95

The Company is a party to a License and Supply Agreement with Sigma-Tau Pharmaceuticals, Inc., pursuant to which we have licensed the right to market defibrotide to treat and prevent VOD in the Americas and Sigma-Tau Pharmaceuticals, Inc. has agreed to purchase defibrotide from us for this use.  Sigma-Tau Pharmaceuticals, Inc. is an affiliate of Sigma-Tau Finanziaria S.p.A..  Dr. Marco Brughera, who holds various senior-level positions within the Sigma-Tau Group, serves as a member of our Board of Directors

Under the license and supply agreement, Sigma-Tau Pharmaceuticals, Inc. has agreed to reimburse us for fifty percent of certain costs incurred relating to our Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years. The balance of any reimbursements owed to us by Sigma-Tau Pharmaceuticals, Inc. was classified as accounts receivable from related parties and other revenues from related parties in the accompanying consolidated financial statements. See Note 4 for further discussion of our relationship with Sigma-Tau.

	December 31, 2012	June 30, 2013
Accounts Receivable - Vifarma (formerly Sirton)	€765	€765
Accounts Receivable - F3F (formerly FinSirton)	-	15
Accounts Receivable - Sigma-Tau	216	407
Allowance for doubtful accounts	(765)	(765)
Accounts Receivable, net	€216	€422

Accounts Payable - F3F (formerly FinSirton)	€-	€2
Accounts Payable – Vifarma (formerly Sirton)	5	5
Accounts Payable	€5	€7

The accounting policies applied in transactions with our affiliates are consistent with those policies applied in transactions with independent third parties and all related party agreements are negotiated on an arm’s length basis.

Note 4 - Collaborative Arrangements	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
4.      COLLABORATIVE ARRANGEMENTS

In December 2001, the Company entered into a license and supply agreement with Sigma-Tau Pharmaceuticals, Inc. (as assignee of Sigma-Tau Industrie Farmaceutiche Riunite S.p.A., hereinafter referred to as “Sigma-Tau”). Under the agreement, Sigma-Tau obtained exclusive rights to distribute, market and sell defibrotide to treat VOD in the United States. This license expires 8 years after the Company’s launch of the product.  In 2005, the Company expanded Sigma-Tau’s current license territory to the Americas.  In January 2010, the Company amended its existing license and supply agreement to encompass a license to Sigma-Tau for the intravenous formulation of defibrotide for the prevention of VOD in the Americas and to transfer the NDA post-approval in the United States. Pursuant to the terms of this license agreement, between 2001 and 2010 the Company received payments in the amount of $11.35 million and will receive an additional payment of $6.0 million following approval from the FDA to market defibrotide in the U.S. and a further $2.0 million following the transfer of the approved NDA to Sigma-Tau. We were not entitled to and we have not received any milestone payments in 2013.

The agreement also envisages that the Company will produce and supply defibrotide to Sigma-Tau for marketing and distribution in the United States if and when the drug is approved by the FDA. Gentium will receive a 7% royalty on net sales and a supply margin equal to the greater of 31% of net sales of defibrotide or Euro 50.00 per unit in the Americas. Gentium has agreed to repay Sigma-Tau up to $1.0 million of the reimbursements received from Sigma-Tau, which repayments shall be offset by any future royalty payments due to Gentium by Sigma-Tau.

If the Company unilaterally discontinues the development of defibrotide to treat VOD (after written notice to Sigma-Tau) and, within 36 months of the discontinuation, resumes the development of defibrotide, substantially availing itself of the stages previously completed, either independently or with a third party, then the Company will be required to promptly reimburse Sigma-Tau for the amounts received. The Company has no intention of discontinuing the development of the product.

If, during the drug development stage the Company realizes that the activities required to bring the product to completion will necessitate a material increase in expenditures, the parties will discuss the increased costs and possible revisions to the terms of the agreement; if the parties are unable to mutually agree on such revisions, either party can terminate the agreement. If the Company or Sigma-Tau terminates the agreement for that reason and the Company then resumes development within 36 months of the termination, substantially availing itself of the stages previously completed, either independently or with a third party, the Company will be required to promptly reimburse Sigma-Tau for the amounts received.

On October 12, 2007, the Company entered into a letter agreement with Sigma-Tau Pharmaceuticals, Inc., to address the need for additional funding in accordance with the original license and supply agreement. Pursuant to this Agreement, Sigma-Tau agreed to reimburse 50% of certain costs incurred by the Company relating to its ongoing Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years.  We recognize the reimbursement of research and development expenses as revenue when we incur the costs subject to reimbursement.

The following table outlines the nature and amount of other revenue recognized under the cost sharing and license agreements in the accompanying consolidated financial statements.

	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Research and development cost reimbursement	€443	€552	€443	€1,022
Total	€443	€552	€443	€1,022

Note 5 - Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.    INVENTORIES

The Company’s inventories consisted of:

	December 31, 2012	June 30, 2013
Raw materials	€332	€316
Semi-finished goods	236	261
Finished goods	1,422	2,020
Total Inventories, net	€1,990	€2,597

As of December 31, 2012 and June 30, 2013, the reserves for obsolescence were €332 and €290, respectively. As of June 30, 2013, we wrote off some APIs and released the reserve for obsolescence of €170 accrued in the prior year.  Additionally, we wrote down some batches of APIs which did not pass quality controls, and the value was written down to the net realizable value, which in such case was zero.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. As of December 31, 2012 and June 30, 2013, inventory included €738 and €800, respectively, for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named-patient and cost recovery programs.

Note 6 - Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2013
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2012	June 30, 2013
VAT receivables	€174	720
Tax receivables	645	331
Other prepaid expenses and current assets	609	668
Total prepaid expenses and current assets	€1,428	1,719

The value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts are allowed to be netted against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices selected customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT.  The increase in VAT receivables is due to: (i) the utilization of €140 to offset the payment of an equivalent amount of social charges and withholding taxes; (ii) the reimbursement of €6; (iii) an increase in VAT receivables of €285, which may be claimed back to offset an equivalent amount of social security charges and withholding tax; and (iv) €407 as Gentium GmbH VAT receivables from German tax authorities on intercompany purchases.

Tax receivables relate to tax advance payments or withholding tax. We recorded tax receivables of €331 and €645 for the period ended June 30, 2013 and December 31, 2012, respectively. The decrease is attributable to: (i) the utilization of €210 to offset the payment of an equivalent amount of social charges and other corporate taxes; (ii) the allocation of a tax credit of €120 to offset estimated 2013 tax liabilities, and (iii) an increase of €16 in tax credits matured in withholding interest which can be used to offset future taxable income.

Other prepaid expenses and current assets refer mainly to advances to vendors and prepaid premiums to insurance companies.

Note 7 - Property, Manufacturing Facility and Equipment	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.    PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31, 2012			June 30, 2013
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,686	1,559	1,127	2,820	1,601	1,219
Plant and machinery	15,553	11,352	4,201	15,830	11,802	4,028
Industrial equipment	1,765	1,248	517	1,768	1,289	479
Other	883	571	312	893	574	319
Leasehold improvements	1,310	553	757	1,316	638	678
Internally Developed Software	750	300	450	752	325	427
Construction in progress	85	-	85	182	-	182
	€23,032	15,583	7,449	23,561	16,229	7,332

As of December 31, 2012 and June 30, 2013, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease agreements. The related accumulated depreciation at December 31, 2012 and June 30, 2013 was €276 and €299, respectively.

Note 8 - Fair Value Measurement	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
8.     FAIR VALUE MEASUREMENT

The table below presents information on assets measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013, and includes the valuation techniques the Company utilizes to determine such fair value.

Fair values determined based on Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. Fair values determined on the basis of Level 2 inputs utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active. Fair values determined on the basis of Level 3 inputs utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. Level 3 assets or liabilities include those for which fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

		Fair Value Measurements at June 30, 2013 using
	Total Carrying Value at June 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€16,154	€16,154	-	-

		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	-	-

Note 9 - Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2013
Accrued Expenses And Other Liabilities Disclosure [Abstract]
Accrued Expenses And Other Liabilities Disclosure [Text Block]
9.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2012	June 30, 2013
Accrued compensation and employee benefits	€1,176	€881
Due to social security	326	345
Withholding tax due	162	150
VAT payables	-	500
Income tax payables	11	-
Other payables	64	69
Total	€1,739	€1,945

Accrued compensation and employee benefits include bonuses, salaries, vacation and deferred compensation due to employees, directors and management.  The decrease versus the prior year is mainly due to timing differences. VAT payables refer to amounts due to the German tax authorities on intercompany sales from Gentium S.p.A.

Note 10 - Credit Facilities and Long-Term Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.    CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		December 31, 2012	June 30, 2013
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (1.32% and 1.34% at December 31, 2012 and June 30, 2013, respectively)	1,320	1,200
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (1.39% and 1.42% at December 31, 2012 and June 30, 2013 respectively)	62	-
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due June 2014 (1.11% and 1.12% at December 31, 2012 and June 30, 2013, respectively)	84	61
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (1.19% and 1.22% at December 31, 2012 and June 30, 2013, respectively)	39	32
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (0.99% and 1.02% at December 31, 2012 and June 30, 2013, respectively)	39	27
		1,544	1,320
	Less current maturities	(409)	(360)
	Total	€1,135	960

The maturities of long-term debt are as follows:

June 30,
2015	240
2016	240
2017	240
2018	240
Thereafter	-
Total	€960

Note 11 - Shareholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.     SHAREHOLDERS’ EQUITY

The Company had 15,038,483 and 15,173,467 ordinary shares (no par value) issued and outstanding as of December 31, 2012 and June 30, 2013, respectively.  On June 30, 2013, the total number of authorized shares was 19,656,317.  Authorized capital is as follows:

	December 31, 2012	June 30, 2013
Issued and outstanding	15,038,483	15,173,467
Reserved for share option plans	4,617,834	4,482,850
	19,656,317	19,656,317

On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Codes, including the power to increase the capital of the company in cash up to €90 million of par value in one or more transactions, and to issue convertible bonds (even subordinated) and increase the capital of the Company, in one or more transactions, up to €10 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the Board of Directors determines that exclusion or limitation to be in the interest of the Company.  Such delegation of powers expired after five years.  On May 9, 2011, our shareholders renewed this resolution for an additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders’ meeting approving the amendment.  As of June 30, 2013, our board of directors has authorized the issuance of 4,549,435 ordinary shares in connection with this resolution by our shareholders.

On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including  the power to increase the capital of our company in cash, up to an amount equal to €100 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company’s equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of June 30, 2013, our board of directors has not authorized the issuance of any shares pursuant to this resolution by our shareholders.

On May 9, 2011, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2441, fifth paragraph of the Italian Civil Code, to increase the capital of the Company in cash by a maximum amount of €2,200,000, on a separable basis, with the exclusion of the pre-emptive right of the shareholders, for the issuance of options to purchase a maximum of 2,200,000 shares, without a par value, in favor of the Company’s employees, directors and consultants.  We have used this approval to increase the number of ordinary shares of the Company authorized under our 2007 Stock Option Plan to 3,200,000.

Note 12 - Equity Incentive Plans	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.      EQUITY INCENTIVE PLANS

The Company currently has two option plans in place: an Amended and Restated 2004 Equity Incentive Plan, which includes an Amended and Restated 2004 Italy Stock Award Sub-Plan, and a 2007 Stock Option Plan (collectively, the “Plans”).

Amended and Restated 2004 Equity Incentive Plan

Certain of the Company’s employees and directors participate in the Amended and Restated 2004 Equity Incentive Plan and Italy Stock Award Plan.  These plans were initially adopted on September 30, 2004 and amended on April 27, 2007.  The plans provide for the issuance of incentives awards of up to 1,500,000 ordinary shares to employees, consultants, directors, and non-employee directors. Awards may be in the form of either incentive or non-qualified options.  Our compensation committee determines the price of share options granted under the incentive plan, with the provision that the exercise price for an incentive share option cannot be less than 100% of the fair market value of our ordinary shares on the date of grant and in any event not less than €4.50.  The term of share options granted under the incentive plan generally may not exceed ten years, although the shareholders’ authorization for a capital increase relating to the ordinary shares issuable upon exercise of such options expires on September 30, 2019.  As of June 30, 2013, there were 980,700 shares underlying outstanding options and 430,450 shares available for future grants under this plan. Shares subject to options that have expired or otherwise terminated without being exercised in full become available again for issuance under the plan.

Options granted under the incentive plan vest at the rate determined by our compensation committee. Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

2004 Italy Stock Award Sub-Plan

Our Amended and Restated 2004 Italy Stock Award Sub-Plan is a part of our Amended and Restated 2004 Equity Incentive Plan and provides for the grant of share options and the issuance of share grants to certain of our employees who reside in the Republic of Italy and who are liable for income tax in the Republic of Italy. Generally, the exercise price for a share option under the Italy sub-plan cannot be lower than the average of the closing price of our ordinary shares as listed on the Nasdaq Global Market System over the 30 days preceding the date of grant.

Amended 2007 Stock Option Plan

On April 27, 2007, the Company’s shareholders approved the 2007 Stock Option Plan providing for options that may be granted to the Company’s directors, employees and consultants to purchase up to 1,000,000 ordinary shares.  On May 9, 2011, the Company’s shareholders approved an additional 2,200,000 ordinary shares under the 2007 Stock Option Plan, for a total of 3,200,000 authorized ordinary shares under such plan. As of June 30, 2013, there were 1,489,458 shares underlying outstanding options and 1,582,242 shares available for future grants under this plan. Shares subject to options that have expired or otherwise terminated without being exercised in full become available again for issuance under the plan.

The 2007 Stock Option Plan is administered by our board of directors or a committee appointed by our board of directors. The board or the committee determines recipients and types of options to be granted, including the number of shares subject to an option, the vesting schedule of options, the exercisability of options and, subject to applicable restrictions, other terms of the options. The exercise price for an incentive share option granted cannot be less than 100% of the fair market value of our ordinary shares on the date of grant and in any event not less than €3.02 if granted before April 30, 2012, €1.94 if granted before May 9, 2011 and after April 30, 2010 and Euro 2.12 if granted after May 9, 2011.

The term of share options granted under the 2007 Stock Option Plan generally may not exceed the earlier of ten years or March 26, 2022.

Options granted under the 2007 Stock Option Plan vest at the rate determined by our compensation committee. Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

The board of directors may amend the 2007 Stock Option Plan at any time. Amendments will be submitted for shareholder approval to the extent required by applicable laws, rules and regulations. The 2007 Stock Option Plan will terminate on March 26, 2022 unless earlier terminated by the board of directors or a committee appointed by the board of directors.

The following table lists the balances available under the Plans at June 30, 2013.

	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	2,043,578
Number of options exercised	148,500	128,300
Number of options cancelled/expired	1,438,850	375,820
Number of shares available for grant and available for future grant	430,450	1,582,242

Stock-based compensation expenses are measured at the grant date on the basis of the fair value of the award ultimately expected to vest and are recognized as expenses over the service period, which is generally the vesting period.  The Company recorded non-cash compensation expenses of €894 and €958 for the six-month periods ended June 30, 2012 and 2013, respectively:

	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Cost of goods sold	11	11	22	21
Research and development	31	34	57	75
General and administrative	406	266	700	579
Sales and Marketing	97	113	179	219
Total employee stock-based compensation expense	545	424	958	894

The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the three months ended June 30, 2013 and 2012 were $4.21 and $5.56, respectively.  The weighted average grant-date fair market values of options granted to officers, employees, directors and consultants for the six months ended June 30, 2013 and 2012 were $4.95 and $5.64, respectively.  The valuation of options granted was based on the following weighted average assumptions:

	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Risk free interest rate	1.97%	1.97%	2.10%	1.95%
Expected dividend yield	-	-	-	-
Expected stock price volatility	95.09	89.96	93.55	89.10
Expected term (years)	5.38	8.88	5.71	6.13

The fair value of the stock option is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirements of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, we believe that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

The binomial model accounts for volatility in the price of the Company’s stock, the risk-free interest rate, the estimated life of the option, the closing market price of the Company’s stock and the exercise price of the stock. Some of these inputs are highly subjective assumptions which can vary over time.  In order to determine the expected volatility, the Company analyzed available information, including past experience of a group of stocks in the industry having similar traits. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed that no dividends would be paid during the expected term of the options.

All of the Company’s stock options vest ratably through continued employment over the vesting period. Once vested, options become exercisable immediately.  Shared-based compensation expenses recognized in the statement of operations are based on awards ultimately expected to vest, reduced for estimated forfeitures. Based on historical data, the pre-vesting forfeiture percentage was estimated to be approximately zero. If pre-vesting forfeitures occur in the future, the Company will record the effect of such forfeitures as the forfeitures occur.

The Company expects to incur significant non-cash compensation expenses for option grants in the future.  As of June 30, 2013, compensation costs not yet recognized totalled €1.82 million, which are expected to be expensed over a maximum vesting period of 21 months.  The Company applies EITF 96-18 in accounting for options granted to consultants. As of June 30, 2012 and 2013, options outstanding to consultants amounted to 5,000.

Note 13 - Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.    EARNINGS PER SHARE

The computation of basic earnings per share (EPS) is based upon the weighted-average of our ordinary shares outstanding. The computation of diluted EPS is based upon the weighted-average number of our ordinary shares and the dilutive potential ordinary shares outstanding. Dilutive potential ordinary shares outstanding refers to the impact of ordinary equivalent shares resulting from the assumed exercise of stock options (collectively “dilutive securities”) under the treasury stock method.

The computation for basic and diluted EPS was as follows (in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€819	€1,851	€(89)	2,645

Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	15,145,353	15,004,081	15,112,245
Effect of dilutive securities	658,608	469,648	-	586,865
Weighted-average shares for diluted EPS	15,676,953	15,615,001	15,004,081	15,699,110

Basic EPS	0.05	0.12	(0.01)	0.18
Diluted EPS	0.05	0.12	(0.01)	0.17

For the three and six months ended June 30, 2013, there were employee stock options, calculated on a weighted average basis, to purchase shares of our common stock with exercise prices greater than the average market prices of our common stock for these periods, which are not included in the computation of diluted EPS as their impact would have been anti-dilutive.

Note 14 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.     COMMITMENTS AND CONTINGENCIES

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2013 are:

Operating Leases
June 30, 2014	343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Thereafter	-
Total minimum lease payments	€991

Note 15 - Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.     SUBSEQUENT EVENTS

On July 3, 2013, we entered into an agreement with EG S.p.A., a subsidiary of the Stada Group, whereby we agreed to (i) sell the Italian marketing authorization for Genkinase and (ii) supply EG S.p.A. and Crinos S.p.A., another subsidiary of the Stada Group, urokinase (the active pharmaceutical ingredient of Genkinase) for a period of five year.  In connection with this agreement, Crinos has agreed to waive its right to royalty payments equal to 1.5% of the net sales of defibrotide in Europe for seven years following our receipt of a marketing authorization for defibrotide from the European Medicines Agency, the rights of which Crinos S.p.A. had previously acquired pursuant to an agreement with us in 2006.

Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation and Significant Accounting Policies [Text Block]
Consolidation:  Our unaudited condensed consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH.  All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:    The preparation of condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles, or GAAP, which are unaudited, requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of only normal recurring accruals necessary for a fair statement of our financial position, results of operations, and cash flows. The information included in this form should be read in conjunction with our consolidated financial statements and the accompanying notes included in our Annual Report on Form 20-F for the year ended December 31, 2012. Our accounting policies are described in the Notes to the Consolidated Financial Statements in our 2012 Annual Report on Form 20-F and updated, as necessary, in this Form 6-K. The year-end balance sheet data presented for comparative purposes was derived from audited consolidated financial statements, but this Form 6-K does not contain all disclosures required by U.S. GAAP.  The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Segment Reporting, Policy [Policy Text Block]
Segment information:  The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates.  The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary bank institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured.   As of June 30, 2013, our top two customers accounted for approximately 64% and 13% of our accounts receivable, respectively. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. Dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the six-month period ended June 30, 2013, our top three customers accounted for 49%, 13% and 8% of our product sales, respectively. For the six-month period ended June 30, 2012, our top three customers accounted for 47%, 11% and 9% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Receivables, Policy [Policy Text Block]
Accounts receivable:  Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies.  Accounts receivable are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts.  Estimates for distributors’ fees are based on contractual terms.  Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances.  Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventory, Policy [Policy Text Block]
Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and cost recovery programs.  Inventories are stated at the lower of cost or market, with cost determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory, which costs had previously been expensed as research and development expenses.  Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecasted product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred, and will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration.  Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Manufacturing Facility and Equipment:    Property, manufacturing facility and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property, manufacturing facility and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made.  Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful life of the respective assets, which are summarized as follows:

Asset Category	Useful Lives - Years
Buildings	20
Plant and Machinery	10	to	15
Industrial Equipment	10
Furniture and Fixtures	5	to	10
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Internal Use Software, Policy [Policy Text Block]
Computer Software:   We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and amortized over the estimated useful life of the software.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangibles:    Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets, including Intangibles:  The Company’s long-lived assets consist primarily of manufacturing facility and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:   We sell defibrotide through distributors pursuant to our named-patient and cost recovery programs, and we sell APIs to pharmaceutical companies that use our APIs to make finished formulations of various drugs. We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

•
Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are recorded at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our balance sheets.

•
Cash discounts: From time to time, we may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified as accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenue from collaborative arrangements generally includes manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development Expense, Policy [Policy Text Block]
Research and Development:    Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Income Tax, Policy [Policy Text Block]
Income Taxes:     The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the ability to realize our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.   As of June 30, 2013, we have provided a full valuation allowance against our deferred tax assets as recoverability was uncertain. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency transactions:     The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:     The Company recognizes stock-based compensation at fair value.  Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

The fair value of the stock options is estimated on the date of grant date using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the Euro and the US Dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share: Basic net earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options is not assumed if the result is anti-dilutive, such as when a loss is reported.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Standards

In February 2013, the FASB issued guidance requiring presentation of amounts reclassified from each component of accumulated other comprehensive income. In addition, disclosure is required of the effects of significant reclassifications on income statement line items, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. For public entities, this guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance did not have any impact on our consolidated financial statements.

Recently Issued Accounting Standards[Policy Text Block]
Recently Issued Accounting Standards

In March 2013, the FASB issued guidance to clarify when to release cumulative foreign currency translation adjustments when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendment is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied prospectively to derecognition events occurring after the effective date. Early adoption is permitted. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires the netting of unrecognized tax benefits (UTBs) against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. UTBs are required to be netted against all available same-jurisdiction losses or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the UTBs. ASU 2013-11 is effective for us for interim and annual periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

Clinical Trial Accruals [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Research and Development Expense, Policy [Policy Text Block]
Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses

Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives - Years
Buildings	20
Plant and Machinery	10	to	15
Industrial Equipment	10
Furniture and Fixtures	5	to	10
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15

Note 3 - Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Three-month period ended June 30,		Six-month period ended June 30,
	2012	2013	2012	2013

Charges from related party	54	47	106	95
Total	€54	€47	€106	€95

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2012	June 30, 2013
Accounts Receivable - Vifarma (formerly Sirton)	€765	€765
Accounts Receivable - F3F (formerly FinSirton)	-	15
Accounts Receivable - Sigma-Tau	216	407
Allowance for doubtful accounts	(765)	(765)
Accounts Receivable, net	€216	€422

Accounts Payable - F3F (formerly FinSirton)	€-	€2
Accounts Payable – Vifarma (formerly Sirton)	5	5
Accounts Payable	€5	€7

Note 4 - Collaborative Arrangements (Tables)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Research and development cost reimbursement	€443	€552	€443	€1,022
Total	€443	€552	€443	€1,022

Note 5 - Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2012	June 30, 2013
Raw materials	€332	€316
Semi-finished goods	236	261
Finished goods	1,422	2,020
Total Inventories, net	€1,990	€2,597

Note 6 - Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets Disclosure [Table Text Block]
	December 31, 2012	June 30, 2013
VAT receivables	€174	720
Tax receivables	645	331
Other prepaid expenses and current assets	609	668
Total prepaid expenses and current assets	€1,428	1,719

Note 7 - Property, Manufacturing Facility and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2012			June 30, 2013
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,686	1,559	1,127	2,820	1,601	1,219
Plant and machinery	15,553	11,352	4,201	15,830	11,802	4,028
Industrial equipment	1,765	1,248	517	1,768	1,289	479
Other	883	571	312	893	574	319
Leasehold improvements	1,310	553	757	1,316	638	678
Internally Developed Software	750	300	450	752	325	427
Construction in progress	85	-	85	182	-	182
	€23,032	15,583	7,449	23,561	16,229	7,332

Note 8 - Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at June 30, 2013 using
	Total Carrying Value at June 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€16,154	€16,154	-	-
		Fair Value Measurements at December 31, 2012 using
	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	€12,485	€12,485	-	-

Note 9 - Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Expenses And Other Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	December 31, 2012	June 30, 2013
Accrued compensation and employee benefits	€1,176	€881
Due to social security	326	345
Withholding tax due	162	150
VAT payables	-	500
Income tax payables	11	-
Other payables	64	69
Total	€1,739	€1,945

Note 10 - Credit Facilities and Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
		December 31, 2012	June 30, 2013
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (1.32% and 1.34% at December 31, 2012 and June 30, 2013, respectively)	1,320	1,200
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (1.39% and 1.42% at December 31, 2012 and June 30, 2013 respectively)	62	-
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due June 2014 (1.11% and 1.12% at December 31, 2012 and June 30, 2013, respectively)	84	61
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (1.19% and 1.22% at December 31, 2012 and June 30, 2013, respectively)	39	32
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (0.99% and 1.02% at December 31, 2012 and June 30, 2013, respectively)	39	27
		1,544	1,320
	Less current maturities	(409)	(360)
	Total	€1,135	960

Schedule of Maturities of Long-term Debt [Table Text Block]
June 30,
2015	240
2016	240
2017	240
2018	240
Thereafter	-
Total	€960

Note 11 - Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	December 31, 2012	June 30, 2013
Issued and outstanding	15,038,483	15,173,467
Reserved for share option plans	4,617,834	4,482,850
	19,656,317	19,656,317

Note 12 - Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	2,043,578
Number of options exercised	148,500	128,300
Number of options cancelled/expired	1,438,850	375,820
Number of shares available for grant and available for future grant	430,450	1,582,242

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Cost of goods sold	11	11	22	21
Research and development	31	34	57	75
General and administrative	406	266	700	579
Sales and Marketing	97	113	179	219
Total employee stock-based compensation expense	545	424	958	894

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Risk free interest rate	1.97%	1.97%	2.10%	1.95%
Expected dividend yield	-	-	-	-
Expected stock price volatility	95.09	89.96	93.55	89.10
Expected term (years)	5.38	8.88	5.71	6.13

Note 13 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2012	2013	2012	2013
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€819	€1,851	€(89)	2,645

Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	15,145,353	15,004,081	15,112,245
Effect of dilutive securities	658,608	469,648	-	586,865
Weighted-average shares for diluted EPS	15,676,953	15,615,001	15,004,081	15,699,110

Basic EPS	0.05	0.12	(0.01)	0.18
Diluted EPS	0.05	0.12	(0.01)	0.17

Note 14 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Operating Leases
June 30, 2014	343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Thereafter	-
Total minimum lease payments	€991

Note 1 - Business and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2010 Received [Member] Milestone Payments To Be Received [Member]	Jun. 30, 2013 Additional Payment [Member] Milestone Payments To Be Received [Member]	Jun. 30, 2013 Milestone Payments To Be Received [Member]	Jun. 30, 2013 EG S.p.A [Member]	Jun. 30, 2013 Crinos [Member]
Note 1 - Business and Basis of Presentation (Details) [Line Items]
Licenses Revenue		$ 11.35	$ 6	$ 2
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term	8 years				5 years
Royalty Percentage of Net Sales						1.50%
Subsequent Event Agreement Period						7 years

Note 2 - Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Customer 1 [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 1 [Member] Accounts Receivable [Member]	Jun. 30, 2013 Customer 1 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 1 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2013 Customer 2 [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 2 [Member] Accounts Receivable [Member]	Jun. 30, 2013 Customer 2 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 2 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2013 Customer 3 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 3 [Member] Sales Revenue, Product Line [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Jun. 30, 2013 Sales Revenue, Product Line [Member]	Jun. 30, 2012 Sales Revenue, Product Line [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Operating Segments	1
Number of Reportable Segments	1
Number of Foreign Customers	1
Concentration Risk, Percentage		64.00%	53.00%	49.00%	47.00%	13.00%	11.00%	13.00%	11.00%	8.00%	9.00%
Number of Customers												2	3	3
Finite-Lived Intangible Asset, Useful Life															5 years	10 years

Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives:	6 Months Ended
Jun. 30, 2013
Building [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	20 years
Plant And Machinery [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Plant And Machinery [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	15 years
Industrial Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Internally Developed Software [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	15 years

Note 3 - Related Parties (Details)	6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 28, 2010 Trade Accounts Receivable [Member] Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 Trade Accounts Receivable [Member] Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member] Renewal Term [Member]	Jun. 30, 2013 F3F S.r.1 [Member] EUR (€) sqm	Jun. 30, 2012 F3F S.r.1 [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member]	Dec. 31, 2012 F3F S.r.1 [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member] Maximum [Member] EUR (€)	Jun. 30, 2013 Vifarma S.p.A. [Member] EUR (€)	Jun. 28, 2010 Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 Vifarma S.p.A. [Member] EUR (€)	Jun. 30, 2013 Sigma-Tau [Member] Research and Development Cost Reimbursement [Member] USD ($)	Jun. 30, 2013 Sigma-Tau [Member] USD ($)
Note 3 - Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage				16.80%
Payout Distribution Percentage										18.26%
Liquidation Net Exposure										€ 850,000
Liquidation Collection Percentage	18.26%
Liquidation Collection	155,000
Liquidation Collection Received		85,000
Liquidation Collection Allowance									765,000	850,000
Valuation Allowances and Reserves, Period Increase (Decrease)											85,000
Area of Real Estate Property (in Square Meters)				4,800
Operating Lease Annual Fee							185,000	215,000
Operating Lease Term			6 years			6 years
Operating Leases, Rent Expense				95,000	92,000
Related Party Transaction Reimbursed Percentage													50.00%
Collaborative Arrangements Costs To Be Reimbursed (in Dollars)												$ 2,900,000	$ 1,000,000

Note 3 - Related Parties (Details) - Company had the following transactions with F3F S.r.1" (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Company had the following transactions with F3F S.r.1" [Abstract]
Charges from related party	€ 47	€ 54	€ 95	€ 106

Note 3 - Related Parties (Details) - The Company had balances with FinSirton and Sirton (now Vifarma S.p.A.) as follows: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Vifarma S.p.A. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	€ 765	€ 765
Accounts Payable	5	5
F3F S.p.A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	15
Accounts Payable	2
Sigma-Tau [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	407	216
Total Allowance for Doubtful Accounts, Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	(765)	(765)
Total Accounts Receivable Net, Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, net	422	216
Accounts Payable	€ 7	€ 5

Note 4 - Collaborative Arrangements (Details)	1 Months Ended	3 Months Ended		6 Months Ended			1 Months Ended				6 Months Ended
	Dec. 31, 2010 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 Research and Development Cost Reimbursement [Member] Sigma-Tau [Member] USD ($)	Dec. 31, 2010 Milestone Payment Upon Approval From FDA [Member] USD ($)	Dec. 31, 2010 Milestone Payment Upon Transfer Of NDA [Member] USD ($)	Dec. 31, 2010 Sales of Defibrotide [Member]	Dec. 31, 2010 Sigma-Tau [Member] USD ($)	Jun. 30, 2013 Sigma-Tau [Member] USD ($)
Note 4 - Collaborative Arrangements (Details) [Line Items]
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term				8 years
Collaborative Arrangement Transactions Payments Received	$ 11,350,000						$ 6,000,000	$ 2,000,000
Royalty Revenue Percentage									7.00%
Supply Margin Percentage									31.00%
Collaborative Arrangements Costs To Be Reimbursed										1,000,000
Collaborative Agreement Reimbursed Costs Percentage											50.00%
Research and Development Expense		€ 3,556,000	€ 3,017,000	€ 6,914,000	€ 5,191,000	$ 2,900,000					$ 1,000,000

Note 4 - Collaborative Arrangements (Details) - The following table outlines the nature and amount of other revenue recognized: (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
The following table outlines the nature and amount of other revenue recognized: [Abstract]
Research and development cost reimbursement	€ 552	€ 443	€ 1,022	€ 443

Note 5 - Inventories (Details) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 5 - Inventories (Details) [Line Items]
Inventory Valuation Reserves	€ 290	€ 332
Inventory Write-down	170
Inventory, Finished Goods, Gross	2,020	1,422
APIs [Member]
Note 5 - Inventories (Details) [Line Items]
Decrease In Inventory Valuation Reserves	0
Defibrotide [Member]
Note 5 - Inventories (Details) [Line Items]
Inventory, Finished Goods, Gross	€ 800	€ 738

Note 5 - Inventories (Details) - The Company’s inventories consist of: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
The Company’s inventories consist of: [Abstract]
Raw materials	€ 316	€ 332
Semi-finished goods	261	236
Finished goods	2,020	1,422
Total Inventories, net	€ 2,597	€ 1,990

Note 6 - Prepaid Expenses and Other Current Assets (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 German Tax Authorities [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Italian Regional Tax 2011 [Member]	Jun. 30, 2013 Social Charges and Withholding Taxes [Member]	Jun. 30, 2013 Proceeds For VAT [Member]	Jun. 30, 2013 Increase In VAT Receivable [Member]
Note 6 - Prepaid Expenses and Other Current Assets (Details) [Line Items]
Value Added Tax Receivable			€ 407			€ (140)
Decrease in Value Added Tax Receivable							(6)
Increase in Value Added Tax Receivable								285
Income Taxes Receivable	331	645
Taxes, Other				(210)
Income Tax Credit Increase					120
Increase on Withholding Interest Income Tax					€ 16

Note 6 - Prepaid Expenses and Other Current Assets (Details) - The Company’s prepaid expenses and other current assets consisted of the following: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
The Company’s prepaid expenses and other current assets consisted of the following: [Abstract]
VAT receivables	€ 720	€ 174
Tax receivables	331	645
Other prepaid expenses and current assets	668	609
Total prepaid expenses and current assets	€ 1,719	€ 1,428

Note 7 - Property, Manufacturing Facility and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note 7 - Property, Manufacturing Facility and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	€ 299	€ 276
Lab Equipment [Member]
Note 7 - Property, Manufacturing Facility and Equipment (Details) [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	€ 460	€ 460

Note 7 - Property, Manufacturing Facility and Equipment (Details) - Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Comp (EUR €)
In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	€ 299	€ 276
Net Book Value	7,332	7,449
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Cost	2,820	2,686
Accumulated Depreciation	1,601	1,559
Net Book Value	1,219	1,127
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,830	15,553
Accumulated Depreciation	11,802	11,352
Net Book Value	4,028	4,201
Industrial Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,768	1,765
Accumulated Depreciation	1,289	1,248
Net Book Value	479	517
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Cost	893	883
Accumulated Depreciation	574	571
Net Book Value	319	312
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,316	1,310
Accumulated Depreciation	638	553
Net Book Value	678	757
Internally Developed Software [Member]
Property, Plant and Equipment [Line Items]
Cost	752	750
Accumulated Depreciation	325	300
Net Book Value	427	450
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	182	85
Net Book Value	182	85
Total [Member]
Property, Plant and Equipment [Line Items]
Cost	23,561	23,032
Accumulated Depreciation	16,229	15,583
Net Book Value	€ 7,332	€ 7,449

Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m [Line Items]
Cash and cash equivalents	€ 16,154	€ 12,485
Fair Value, Inputs, Level 1 [Member]
Note 8 - Fair Value Measurement (Details) - Fair values determined on the basis of Level 1 inputs utilize quoted prices (unadjusted) in active m [Line Items]
Cash and cash equivalents	€ 16,154	€ 12,485

Note 9 - Accrued Expenses and Other Current Liabilities (Details) - Accrued expenses and other current liabilities consist of the following: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses and other current liabilities consist of the following: [Abstract]
Accrued compensation and employee benefits	€ 881	€ 1,176
Due to social security	345	326
Withholding tax due	150	162
VAT payables	500
Income tax payables		11
Other payables	69	64
Total	€ 1,945	€ 1,739

Note 10 - Credit Facilities and Long-Term Debt (Details) - Long term debt, net of current maturities consists of: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2018	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
	€ 960	€ 1,320	€ 1,544
		(360)	(409)
		960	1,135
Loan A [Member]
Debt Instrument [Line Items]
Loans		1,200	1,320
Loan B [Member]
Debt Instrument [Line Items]
Loans			62
Loan C [Member]
Debt Instrument [Line Items]
Loans		61	84
Loan E [Member]
Debt Instrument [Line Items]
Loans		32	39
Loan F [Member]
Debt Instrument [Line Items]
Loans		27	39
Current Maturities [Member]
Debt Instrument [Line Items]
		(360)	(409)
Total Long Term Debt [Member]
Debt Instrument [Line Items]
		€ 960	€ 1,135

Note 10 - Credit Facilities and Long-Term Debt (Details) - Long term debt, net of current maturities consists of: (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012
Loan A [Member]
Debt Instrument [Line Items]
Interest Rate	1.34%	1.32%
Loan B [Member]
Debt Instrument [Line Items]
Interest Rate	1.42%	1.39%
Loan C [Member]
Debt Instrument [Line Items]
Interest Rate	1.12%	1.11%
Loan E [Member]
Debt Instrument [Line Items]
Interest Rate	1.22%	1.19%
Loan F [Member]
Debt Instrument [Line Items]
Interest Rate	1.02%	0.99%

Note 10 - Credit Facilities and Long-Term Debt (Details) - The maturities of long-term debt are as follows: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2013	Dec. 31, 2012
The maturities of long-term debt are as follows: [Abstract]
2015				€ 240
2016			240
2017		240
2018	240
Total	€ 960				€ 1,320	€ 1,544

Note 11 - Shareholders' Equity (Details) (EUR €)	Jun. 30, 2013	Dec. 31, 2012	May 09, 2011	Jun. 30, 2009	Apr. 28, 2006	Jun. 30, 2013 Additional Shares [Member]	May 09, 2011 Increase of Capital [Member]	May 09, 2011 2007 Stock Option Plan [Member]
Note 11 - Shareholders' Equity (Details) [Line Items]
Common Stock, Shares, Issued	15,173,467	15,038,483
Common Stock, Shares Authorized	19,656,317	19,656,317				4,549,435
Common Stock Par Value Incease In Capital (in Euro)				€ 100,000,000	€ 90,000,000
Common Stock, Par or Stated Value Per Share (in Euro per share)					€ 10,000,000
Cash, Period Increase (Decrease) (in Euro)							€ 2,200,000
Common Stock, Capital Shares Reserved for Future Issuance			2,200,000					3,200,000

Note 11 - Shareholders' Equity (Details) - Summary of authorized capital:	Jun. 30, 2013	Dec. 31, 2012
Summary of authorized capital: [Abstract]
Issued and outstanding	15,173,467	15,038,483
Reserved for share option plans	4,482,850	4,617,834
	19,656,317	19,656,317

Note 12 - Equity Incentive Plans (Details)	3 Months Ended		6 Months Ended						6 Months Ended		0 Months Ended	1 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2004 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member] Less Than [Member] EUR (€)	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member] Maximum [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]	May 30, 2011 Amended 2007 Stock Option Plan [Member] EUR (€)	Apr. 30, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	May 09, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Jun. 30, 2013 Amended 2007 Stock Option Plan [Member] EUR (€)	Jun. 30, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2013 Amended 2007 Stock Option Plan [Member]	Dec. 31, 2012 Amended 2007 Stock Option Plan [Member]	Jun. 13, 2013 Amended 2007 Stock Option Plan [Member]	Jun. 30, 2007 Amended 2007 Stock Option Plan [Member]	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]	Jun. 30, 2013 Amended 2007 Stock Option Plan [Member] Less Than [Member]
Note 12 - Equity Incentive Plans (Details) [Line Items]
Number of Option Plans							2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							1,500,000	1,560,000			3,200,000									3,200,000	1,000,000
Option Share Price As a Percentage of The Fair Market Value							100.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Euro per share)									€ 4.5			€ 2.12	€ 3.02	€ 1.94
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years			10 years								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,000			5,000	5,000	980,700												1,489,458
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							430,450	430,450											1,582,242	1,582,242
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized											2,200,000
Percentage For Incentive Share Options To Fair Market Value																						100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																		10 years
Share-based Compensation (in Euro)				€ 894,000		€ 958,000									€ 958,000	€ 894,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 4.21	$ 5.56	$ 4.95		$ 5.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Euro)															€ 1,820,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																	21 months

Note 12 - Equity Incentive Plans (Details) - The following table lists the balances available under the Plans:	6 Months Ended		6 Months Ended
	Jun. 30, 2004 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2013 Amended and Restated 2004 Equity Incentive Plan [Member]	Jun. 30, 2007 Amended 2007 Stock Option Plan [Member]	Jun. 13, 2013 Amended 2007 Stock Option Plan [Member]	May 09, 2011 Amended 2007 Stock Option Plan [Member]	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,560,000	1,500,000	3,200,000		3,200,000	1,000,000
Number of option granted since inception	2,568,400		2,043,578
Number of options exercised	148,500		128,300
Number of options cancelled/expired	1,438,850		375,820
Number of shares available for grant and available for future grant	430,450	430,450	1,582,242	1,582,242

Note 12 - Equity Incentive Plans (Details) - Stock-based compensation cost is measured at the grant date on the basis of fair value of the award (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	€ 11	€ 11	€ 21	€ 22
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	34	31	75	57
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	266	406	579	700
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	113	97	219	179
Total [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	€ 424	€ 545	€ 894	€ 958

Note 12 - Equity Incentive Plans (Details) - There were no options granted to officers, employees, directors and consultants in the year ended De	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
There were no options granted to officers, employees, directors and consultants in the year ended De [Abstract]
Risk free interest rate	1.97%	1.97%	1.95%	2.10%
Expected stock price volatility	89.96%	95.09%	89.10%	93.55%
Expected term (years)	8 years 321 days	5 years 138 days	6 years 47 days	5 years 259 days

Note 13 - Earnings Per Share (Details) - The computation for basic and diluted EPS was as follows (in thousands): (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
The computation for basic and diluted EPS was as follows (in thousands): [Abstract]
Net income/(loss) for basic and diluted EPS (in Euro)	€ 1,851	€ 819	€ 2,645	€ (89)
Weighted-average shares for basic EPS	15,145,353	15,018,345	15,112,245	15,004,081
Effect of dilutive securities	469,648	658,608	586,865
Weighted-average shares for diluted EPS	15,615,001	15,676,953	15,699,110	15,004,081
Basic EPS (in Euro per share)	€ 0.12	€ 0.05	€ 0.18	€ (0.01)
Diluted EPS (in Euro per share)	€ 0.12	€ 0.05	€ 0.17	€ (0.01)

Note 14 - Commitments and Contingencies (Details) - Future non-cancellable minimum lease payments under operating and capital leases: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013
Future non-cancellable minimum lease payments under operating and capital leases: [Abstract]
June 30, 2014	€ 343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Total minimum lease payments	€ 991

Note 15 - Subsequent Events (Details) (Subsequent Event [Member])	0 Months Ended
Jul. 03, 2013
Note 15 - Subsequent Events (Details) [Line Items]
Subsequent Event Agreement Period	5 years
Royalty Percentage of Net Sales	1.50%
Defibrotide [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Subsequent Event Agreement Period	7 years